Investments - Components of Investments (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	$ 179,529	$ 165,095		$ 154,900
Other investments	1,179	1,178		4,458
Total investments	$ 180,708	$ 166,273	[1]	$ 159,358

[1]	For discussion on the restatement adjustments, see Note 4.